INTEREST AND FINANCE EXPENSE	12 Months Ended
Dec. 31, 2022
Interest And Finance Expense [Abstract]
INTEREST AND FINANCE EXPENSE [Text Block]

13. INTEREST AND FINANCE EXPENSE

	2022	2021
Interest expense - debt (note 7)	$3,358	$-
Early repayment fees and closing costs - Project Financing Facility (note 7)	2,860	-
Accretion of reclamation and closure provision (note 8)	243	-
Other financing costs	128	27
Interest and finance expense	$6,589	$27